Goodwill and Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Summary of Goodwill

The following is a summary of goodwill by reportable segment as of and for the three months ended March 31, 2026:

	Banzai Operating Co.	Vidello	OpenReel	Consolidated
Goodwill – December 31, 2025	$2,172	$3,019	$16,801	$21,992
Goodwill – March 31, 2026	$2,172	$3,019	$16,801	$21,992

The following is a summary of goodwill by reportable segment as of and for the year ended December 31, 2025:

	Banzai Operating Co.	Vidello	OpenReel	Consolidated
Goodwill – December 31, 2024	$2,171,526	$—	$16,800,949	$18,972,475
Additions to goodwill (Note 4)	—	3,019,246	—	3,019,246
Goodwill – December 31, 2025	$2,171,526	$3,019,246	$16,800,949	$21,991,721

Schedule of Identifiable Intangible Assets Subject to Amortization

Intangible assets subject to amortization consist of the following:

	Estimated Useful Life (years):	March 31, 2026
Customer relationships	6 - 7	$1,140
Trade name	10 - 15	1,637
Technology	6 - 8	6,425
Intangible assets, gross		9,202
Less: Accumulated amortization		(1,465)
Intangible assets, net		$7,737

Intangible assets subject to amortization consist of the following:

	Estimated Useful Life (years):	December 31, 2025
Customer relationships	6 - 7	$1,139,710
Trade name	10 - 15	1,637,100
Technology	6 - 8	6,425,010
Intangible assets, gross		9,201,820
Less: Accumulated amortization		(1,174,429)
Intangible assets, net		$8,027,391

Schedule of Expected Amortization Expense
Remainder of 2026	$911
2027	1,215
2028	1,215
2029	1,215
2030	1,206
Thereafter	1,975
Total	$7,737

2026	$1,214,920
2027	1,214,920
2028	1,214,920
2029	1,214,920
2030	1,205,547
Thereafter	1,962,162
Total	$8,027,391